CHANGES IN OPERATING WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

(Increase)/decrease in Accounts Receivable	(205)	(60)	50
(Increase)/decrease in Inventories	(27)	(30)	27
(Increase)/decrease in Other Current Assets	(386)	40	64
Increase/(decrease) in Accounts Payable and Other	393	(291)	146
Increase in Accrued Interest	36	7	—
(Increase)/Decrease in Operating Working Capital	(189)	(334)	287